Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 236,717	$ 1,165,793	$ 189,210
Accounts receivable	27,761
Other receivables	264,227	70,670	3,423	100,000
Prepaid expenses and other current assets	42,413	65,574	14,677
Total current assets	571,118	1,302,037	207,310	100,000
Non-current assets:
Leasehold improvements and equipment, net	68,447	100,656	24,192
Deferred tax assets, net	7,913		129,812
Operating lease right-of-use assets	301,751	415,770
Total non-current assets	378,111	516,426	154,004
Total assets	949,229	1,818,463	361,314	100,000
Current liabilities:
Deferred revenue	421,561	509,385	147,269
Accounts payable, other payables and accruals	119,355	227,565	19,896
Current operating lease liabilities	148,877	173,292
Income tax payable		28,694
Amount due to related parties	333,083	444,802	372,585	2,500
Total current liabilities	1,022,876	1,383,738	539,750	2,500
Non-current liabilities:
Non-current operating lease liabilities	152,874	242,478
Total non-current liabilities	152,874	242,478
Total liabilities	1,175,750	1,626,216	539,750	2,500
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the six months ended June 30, 2020 and the year ended December 31, 2019, 2018 and 2017)	30,273	30,273	30,273	30,273
Additional paid in capital	(1,140)	(1,140)	(1,140)	67,227
Foreign currency translation reserve	(5,258)	89	3,345
Retained earnings (Deficit)	(250,396)	163,025	(210,914)
Total equity (deficit)	(226,521)	192,247	(178,436)	97,500
Total liabilities and equity	$ 949,229	$ 1,818,463	$ 361,314	$ 100,000